LIABILITIES OF DISCONTINUED OPERATIONS (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Liabilities from discontinued operations	$ 107,000	$ 6,452,000
United States [Member] | Customer Relationship [Member]
Liabilities from discontinued operations	107,000	3,314,000
SPC - Accounts Payable And Other Accrued Liabilities [Member]
Liabilities from discontinued operations	$ 0	$ 3,138,000